Absolute Strategies Fund
Absolute Strategies Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Absolute Strategies Fund		Institutional Shares	R Shares
Management Fees		1.60%	1.60%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		0.34%	0.66%
Dividend and Interest Expenses on Short Sales	[1]	0.95%	1.01%
Acquired Fund Fees and Expenses	[2]	0.05%	0.04%
Total Annual Fund Operating Expenses		2.94%	3.56%
Fee Waiver and/or Expense Reimbursement	[3]	(0.03%)	(0.29%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.91%	3.27%
[1]	Dividend and interest expenses on short sales occur when the Fund sells an equity or debt security short to gain the inverse exposure necessary to meet its investment objective.
[2]	Total Annual Fund Operating Expenses do not correlate to the ratio of gross expenses to average net assets given in the financial highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Absolute Investment Advisers LLC ("Absolute") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses) of Institutional Shares and R Shares to 1.99% and 2.24%, respectively, throughAugust 1, 2019 (the "Expense Cap"). Absolute may be reimbursed by the Fund for fees waived and expenses reimbursed by Absolute pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived or reimbursed. The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

Expense Example - Absolute Strategies Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Institutional Shares	294	907	1,545	3,259
R Shares	330	1,065	1,821	3,808